U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.            Name and address of issuer:

              Gintel Fund
              6 Greenwich Office Park
              Greenwich, CT  06831

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
              classes):       [ ]

              NONE


3.            Investment Company Act File Number:  811-3115

              Securities Act File Number: 2-70207


4(a).         Last day of fiscal year for which this Form is filed: December 31,
              1997



4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

5.            Calculation of registration fee:

              (i)    Aggregate sale price of securities sold during
                     the fiscal year pursuant to Section 24(f)       $20,172,268

              (ii)   Aggregate price of securities redeemed or
                     repurchased during the fiscal year:             $16,757,312

              (iii)  Aggregate price of securities redeemed or
                     repurchased during any prior fiscal year ending
                     no earlier than October 11, 1995 that were not
                     previously used to reduce registration fees
                     payable to the Commission:                      $         0

              (iv)   Total available redemption credits [add Items 5(ii)
                     and 5(iii)]:                                  - $16,757,312

              (v)    Net sales - if Item 5(i) is greater than Item
                     5(iv) [sub Item 5(iv) from Item 5(i)]:          $ 3,414,956

              (vi)   Redemption credits available for use in future
                     years - if Item 5(i) is less than Item 5(iv)
                     [(subtract Item 5(iv) from Item 5(i)]:          $         0


              (vii)  Multiplier for determining registration fee
                     (See Instruction C.9):                        x      1/3300

              (viii) Registration fee due [multiply Item 5(v) by
                     Item 5(vii)] (enter "0" if no fee is due):      $  1,034.84
                                                                     ===========


6.            Prepaid Shares

                 If the  response to Item 5(i) was  determined  by  deducting an amount of securities that were registered under the Securities Act of 1933 pursuant torule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.


7.            Interest due - if this Form is being filed more than
              90 days after the end of he issuer's fiscal year (see
              Instruction D):                                        $         0



8.            Total of the amount of the registration fee due plus
              any interest due [line 5(viii) plus line 7]            $  1,034.84
                                                                     ===========

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
              February 23, 1998

                             Method of Delivery:

                                    [X]  Wire Transfer

                                    [ ]  Mail or other means



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  *     /s/ Stephen G. Stavrides
                                ---------------------------------------------
                                Stephen G. Stavrides, President and Treasurer

Date February 24, 1998

        * Please print the name and title of the signing officer below the signature.